INVENTORIES	12 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 8. INVENTORIES

Inventories consisted of the following:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
Small component parts	¥55,726	¥55,726	$8,222
Purchased goods and raw materials	61,361	51,617	7,616
Work in process and goods on site	3,539,525	1,842,411	271,845
Finished goods	8,054,637	4,702,883	693,905
Allowance for slow moving inventory	(5,398,179)	(4,024,663)	(593,834)
Total inventories, net	¥6,313,070	¥2,627,974	$387,754

Provisions for slow moving inventory were ¥7,700,836, ¥2,428,290 and $Nil for the years ended June 30, 2015, 2016 and 2017, respectively.

Movement of allowance for slow-moving inventories is as follows:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
Beginning balance	¥7,700,836	¥5,398,179	$796,495
Charge to cost of sales	2,428,290	-	-
Less: write-off	(4,730,947)	(1,373,516)	(202,661)
Ending balance	¥5,398,179	¥4,024,663	$593,834